As filed with the Securities and Exchange Commission on December 21, 2017

Registration No. 2-28174

Investment Company Act File No. 811-01597

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ___ ☐

Post-Effective Amendment No. 109 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

AMENDMENT NO. ______ ☒

STEWARD FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

3700 W. Sam Houston Parkway South, Suite 250, Houston TX 77042

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code (713) 260-9000

John Marten

Vedder Price P.C.

222 North LaSalle St

Chicago, IL 60601

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b).

☐	on (date) pursuant to paragraph (b).

☐	60 days after filing pursuant to paragraph (a)(i).

☐	on (date) pursuant to paragraph (a)(i).

☐	75 days after filing pursuant to paragraph (a)(ii).

☐	on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

☐	The post-effective amendment designates a new effective date for a previously-filed post-effective amendments.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas on the 21sr Day of December, 2017.

STEWARD FUNDS, INC.

Registrant

By: /S/ MICHAEL L. KERN, III, CFA

Michael L. Kern, III, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures /s/ MICHAEL L. KERN, III, CFA	Title President	Date December 21, 2017
Michael L. Kern, III, CFA /s/ DOUG TYRE*	(Principal Executive Officer) Chief Compliance Officer	December 21, 2017
Doug Tyre /s/ SUSAN HAYES*	Principal Financial & Accounting Officer	December 21, 2017
Susan Hayes /s/ MICHAEL L. KERN, III, CFA *	Chairman of the Board, Director	December 21, 2017
Michael L. Kern, III, CFA /s/ RICHARD L. PETEKA*	Director	December 21, 2017
Richard L. Peteka /s/ ADRIANA R. POSADA*	Director	December 21, 2017
Adriana R. Posada /s/ MARK H. BARINEAU*	Director	December 21, 2017
Mark H. Barineau /s/ KYLE A. DANA*	Director	December 21, 2017
Kyle A. Dana

*By: /s/ MICHAEL L. KERN, III, CFA

Michael L. Kern, III, CFA Attorney-In-Fact

EXHIBIT INDEX

Exhibit No.	Exhibit

EX-99.POA	Power of Attorney

EX-101.INS	XBRL Instance Document

EX-101.SCH	XRBL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase